Stockholders' Equity - Summary of Translation Effects of Foreign Subsidiaries Included in Statements of Comprehensive Income (Loss) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Exchange differences on translation [abstract]
Foreign currency translation result	$ 356	$ (235)	$ (476)
Foreign exchange fluctuations from debt	(28)	(23)	89
Foreign exchange fluctuations from intercompany balances	(73)	(68)	(13)
Translation effects of foreign subsidiaries, net	$ 255	$ (326)	$ (400)